Condensed Consolidating Financial Information - Quiksilver, Inc. and QS Wholesale, Inc. - Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenues, net	$ 495,764	$ 558,966	$ 512,439	$ 492,213	$ 449,621	$ 545,201	$ 503,317	$ 478,093	$ 426,450	$ 1,385,530	$ 1,454,273	$ 2,013,239	$ 1,953,061	$ 1,837,620
Cost of goods sold	250,989		258,951							709,912	730,686	1,032,893	929,227	870,372
Gross profit	244,775	256,759	253,488	242,149	227,950	283,077	255,118	262,169	223,470	675,618	723,587	980,346	1,023,834	967,248
Selling, general and administrative expense	216,579		225,788							660,042	680,213	916,144	895,949	832,066
Asset impairments	2,152		141							10,652	556	7,234	86,373	11,657
Operating (loss)/income	26,044		27,559							4,924	42,818	56,968	41,512	123,525
Interest expense, net	20,195		14,834							50,991	45,464	60,823	73,808	114,109
Foreign currency (gain)/loss	4,074		(2,242)							4,629	(4,701)	(1,669)	(111)	(5,917)
(Loss)/income before provision (benefit) for income taxes	1,775		14,967							(50,696)	2,055	(2,186)	(32,185)	15,333
Provision/(benefit) for income taxes	(49)		2,508							10,322	14,913	7,557	(14,315)	23,433
(Loss)/income from continuing operations												(9,743)	(17,870)	(8,100)
Net (loss)/income	1,824		12,459							(61,018)	(12,858)	(9,743)	(17,870)	(6,270)
Net (income) loss attributable to non-controlling interest	247		151							(435)	(2,257)	(1,013)	(3,388)	(3,414)
Net (loss)/income attributable to Quiksilver, Inc.	2,071	4,359	12,610	(5,120)	(22,605)	67,898	10,437	(83,325)	(16,268)	(61,453)	(15,115)	(10,756)	(21,258)	(9,684)
Other comprehensive income (loss)	(2,140)		(28,120)							(10,753)	(49,151)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(69)		(15,510)							(72,206)	(64,266)	(40,471)	(18,813)	8,602
Quiksilver, Inc. and QS Wholesale, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net												2,013,239	1,953,061	1,837,620
Cost of goods sold												1,032,893	929,227	870,372
Gross profit												980,346	1,023,834	967,248
Selling, general and administrative expense												916,144	895,949	832,066
Asset impairments												7,234	86,373	11,657
Operating (loss)/income												56,968	41,512	123,525
Interest expense, net												60,823	73,808	114,109
Foreign currency (gain)/loss												(1,669)	(111)	(5,917)
(Loss)/income before provision (benefit) for income taxes												(2,186)	(32,185)	15,333
Provision/(benefit) for income taxes												7,557	(14,315)	23,433
(Loss)/income from continuing operations														(8,100)
Income from discontinued operations														1,830
Net (loss)/income												(9,743)	(17,870)	(6,270)
Net (income) loss attributable to non-controlling interest												(1,013)	(3,388)	(3,414)
Net (loss)/income attributable to Quiksilver, Inc.												(10,756)	(21,258)	(9,684)
Other comprehensive income (loss)												(29,715)	2,445	18,286
Comprehensive (loss)/income attributable to Quiksilver, Inc.												(40,471)	(18,813)	8,602
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Quiksilver, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net												469	464	376
Gross profit												469	464	376
Selling, general and administrative expense												56,983	43,045	36,867
Operating (loss)/income												(56,514)	(42,581)	(36,491)
Interest expense, net												28,987	28,871	28,721
Foreign currency (gain)/loss												(173)	30	(285)
Equity in earnings and other (income)/expense												(74,572)	(50,224)	(50,399)
(Loss)/income before provision (benefit) for income taxes												(10,756)	(21,258)	(14,528)
Provision/(benefit) for income taxes														(4,844)
(Loss)/income from continuing operations														(9,684)
Net (loss)/income												(10,756)	(21,258)	(9,684)
Net (loss)/income attributable to Quiksilver, Inc.												(10,756)	(21,258)	(9,684)
Other comprehensive income (loss)												(29,715)	2,445	18,286
Comprehensive (loss)/income attributable to Quiksilver, Inc.												(40,471)	(18,813)	8,602
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | QS Wholesale, Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net												453,532	440,088	418,623
Cost of goods sold												275,179	268,361	261,491
Gross profit												178,353	171,727	157,132
Selling, general and administrative expense												147,684	139,530	133,730
Asset impairments												11	1,778	667
Operating (loss)/income												30,658	30,419	22,735
Interest expense, net												5,352	3,795	55,070
Foreign currency (gain)/loss												(148)	(229)	(113)
Equity in earnings and other (income)/expense												4,674	(836)	(1,482)
(Loss)/income before provision (benefit) for income taxes												20,780	27,689	(30,740)
Provision/(benefit) for income taxes												1,144	165	522
(Loss)/income from continuing operations														(31,262)
Net (loss)/income												19,636	27,524	(31,262)
Net (loss)/income attributable to Quiksilver, Inc.												19,636	27,524	(31,262)
Comprehensive (loss)/income attributable to Quiksilver, Inc.												19,636	27,524	(31,262)
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net												573,826	479,559	421,759
Cost of goods sold												373,016	291,972	240,660
Gross profit												200,810	187,587	181,099
Selling, general and administrative expense												164,202	172,310	149,617
Asset impairments												5,151	1,621	6,918
Operating (loss)/income												31,457	13,656	24,564
Interest expense, net												(1)	(10)
Foreign currency (gain)/loss												113	189	(11)
(Loss)/income before provision (benefit) for income taxes												31,345	13,477	24,575
(Loss)/income from continuing operations														24,575
Income from discontinued operations														1,485
Net (loss)/income												31,345	13,477	26,060
Net (loss)/income attributable to Quiksilver, Inc.												31,345	13,477	26,060
Comprehensive (loss)/income attributable to Quiksilver, Inc.												31,345	13,477	26,060
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net												1,262,757	1,270,320	1,195,536
Cost of goods sold												602,115	554,593	511,777
Gross profit												660,642	715,727	683,759
Selling, general and administrative expense												577,868	566,703	537,153
Asset impairments												2,072	82,974	4,072
Operating (loss)/income												80,702	66,050	142,534
Interest expense, net												26,485	41,152	30,318
Foreign currency (gain)/loss												(1,461)	(101)	(5,508)
(Loss)/income before provision (benefit) for income taxes												55,678	24,999	117,724
Provision/(benefit) for income taxes												6,413	(14,480)	27,755
(Loss)/income from continuing operations														89,969
Income from discontinued operations														345
Net (loss)/income												49,265	39,479	90,314
Net (income) loss attributable to non-controlling interest												(1,013)	(3,388)	(3,414)
Net (loss)/income attributable to Quiksilver, Inc.												48,252	36,091	86,900
Other comprehensive income (loss)												(29,715)	2,445	18,286
Comprehensive (loss)/income attributable to Quiksilver, Inc.												18,537	38,536	105,186
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net												(277,345)	(237,370)	(198,674)
Cost of goods sold												(217,417)	(185,699)	(143,556)
Gross profit												(59,928)	(51,671)	(55,118)
Selling, general and administrative expense												(30,593)	(25,639)	(29,817)
Operating (loss)/income												(29,335)	(26,032)	(29,817)
Equity in earnings and other (income)/expense												69,898	51,060	51,881
(Loss)/income before provision (benefit) for income taxes												(99,233)	(77,092)	(81,698)
(Loss)/income from continuing operations														(81,698)
Net (loss)/income												(99,233)	(77,092)	(81,698)
Net (loss)/income attributable to Quiksilver, Inc.												(99,233)	(77,092)	(81,698)
Other comprehensive income (loss)												29,715	(2,445)	(18,286)
Comprehensive (loss)/income attributable to Quiksilver, Inc.												$ (69,518)	$ (79,537)	$ (99,984)